Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and contingencies [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
As of June 30, 2018, the Group had the following operating lease obligations falling due:

Amount
US$
(Unaudited)
July 1, 2018 - June 30, 2019	6,686,146
July 1, 2019 - June 30, 2020	3,481,687
July 1, 2020 - June 30, 2021	1,743,325
July 1, 2021 - June 30, 2022	467,990
July 1, 2022 and thereafter	638,478

Total	13,017,626

Schedule of Capital Lease Obligations
As of June 30, 2018, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due:

Amount
US$
(Unaudited)
July 1, 2018 - June 30, 2019	6,119,291
July 1, 2019 - June 30, 2020	5,019,045
July 1, 2020 - June 30, 2021	5,019,045
July 1, 2021 and thereafter	-
Total minimum lease payments	16,157,381
Less interest	(2,690,677)
Capital lease obligations	13,466,704
Current maturities of capital lease obligations	(5,058,979)
Long-term capital lease obligations	8,407,725

Schedule of Outstanding Commitments
As of June 30, 2018, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
(Unaudited)
July 1, 2018 - June 30, 2019	737,179,462
July 1, 2019 - June 30, 2020	263,862,052
July 1, 2020 - June 30, 2021	88,435,647
July 1, 2021 - June 30, 2022	-
July 1, 2022 and thereafter	-

Total	1,089,477,161